NOTE 8. OTHER EXPENSES - Other Expenses (Details) (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other expenses	$ 6,411	$ 4,506
Computer and Internet
Other expenses	4,060	2,998
Telephone
Other expenses	1,214	1,114
Other Expenses
Other expenses	$ 1,137	$ 394